Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,099,213	₩ 17,940,609	₩ 17,608,511
Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,446,361	1,616,027	1,546,998
Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,652,852	16,324,582	16,061,513
Cellular revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,034,695	1,078,673	993,919
Cellular revenue [member] | Wireless service [member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454,143
Cellular revenue [member] | Wireless service [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,715,601	10,401,565	10,328,980
Cellular revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	369,870	400,516	432,660
Cellular revenue [member] | Other [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,432,377	1,437,459	1,367,607
Fixed-line telecommunication revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	86,249	68,836	93,174
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,384	14,014	15,804
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142,500	156,453	147,669
Fixed-line telecommunication revenue [member] | Internet protocol television [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,806,840	1,837,199	1,837,209
Fixed-line telecommunication revenue [member] | International calls [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	200,860	213,745	190,872
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,942,280	1,785,165	1,643,292
Other revenue [member] | Other [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	325,417	468,518	459,905
Other revenue [member] | Miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 30,140	₩ 78,466	₩ 97,420